Fair Value Measurements - Schedule of Vesting Shares Liability (Details) - Subject Vesting Shares [Member]	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Vesting Shares Liability [Line Items]
Balance beginning
Assumed in the Business Combination	11,792,000
Change in fair value	(3,973,000)
Balance ending	$ 7,819,000